UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2002
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio	August 7, 2002


Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total: $58,320

List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion   Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs  Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------  -----  ------ ------
A. D. Midland                  Common   039483102   241       18850    x                       9080          9770
Anadarko Petroleum             Common   032511107  2122       43035    x                      21860         21175
BP Amoco PLC Sponsored ADR     Common   110889409   277        5479                 x                        5479
Baxter International           Common   071813109  2513       56545    x                      29120         27425
Boeing                         Common   097023105  2656       59020    x                      30090         28930
Coach                          Common   189754104  3069       55906    x                      27996         27910
Concord EFS, Inc.              Common   206197105   477       15830    x                       8630          7200
Duke Energy                    Common   264399106  2500       80395    x                      42070         43325
Duke Energy                    Common   264399106   155        5000                 x
Electronic Data Systems        Common   285661104  1778       47870    x                      24530         23340
Enpro Industries, Inc.         Common   29355x107   100       19112    x                       9544          9568
Exxon-Mobil                    Common   30231G102  2748       67152    x                      34940         34212
Exxon-Mobil                    Common   30231G102    82        2000                 x
Federal Natl Mtg               Common   313586109  2468       33470    x                      17070         16400
General Electric               Common   369604103    64        2200    x                       1650          6850
General Electric               Common   369604103   183        6300                 x
GlaxoSmithKline                Common   37733w105  2465       57134    x                      28116         29018
Goodrich Corp.                 Common   382388106  2571       94092    x                      47282         46810
Halliburton                    Common   406216101   273       17120    x                       9470          7650
Harrah's Entertainment, Inc    Common   413619107  2061       46480    x                      22570         23910
Johnson & Johnson              Common   478160104   329        6300                 x                        6300
Jones Apparel                  Common   480074103  2834       75570    x                      38500         37070
KLA-Tencor                     Common   482480100  2185       49660    x                      25760         23900
Lowes Companies                Common   548661107   603       13280    x                       7000          6280
MBIA Inc.                      Common   55262C100   289        5110    x                       2730          2380
Mellon Financial               Common   58551A108  2198       69925    x                      35410         34915
Mellon Financial               Common   58551A108    13         400                 x
Nextel Communications          Common   65332V103    45       13990    x                       9280          4710
Nokia Corp.                    Common   654902204   193       13312    x                       4522          9190
Nokia Corp.                    Common   654902204     6         400                 x
Pepsico                        Common   713448108   305        6330    x                       2580          3750
Pfizer                         Common   717081103   501       14305    x                       7600          6705
Procter & Gamble               Common   742718109   229        2560    x                        500          3110
Procter & Gamble               Common   742718109    94        1050                 x
Scientific-Atlanta, Inc.       Common   808655104  1740      105755    x                      52470         53285
Symantec                       Common   871503108  2743       83510    x                      42150         41360
Sysco Corp.                    Common   871829107   479       17580    x                       7490         10090
Target Corp.                   Common   87612E106   451       11850    x                       6630          5220
Tenet Healthcare Corp.         Common   88033G100  2965       41435    x                      21510         19925
Tyco International Ltd.        Common   902124106   865       64050    x                      37230         26920
Tyco International Ltd.        Common   902124106     1         100                 x
U.S. Bancorp                   Common   902973304  2590      110931    x                      57170         53761
Verizon Communications         Common   92343v104  1886       46985    x                      22800         24185
Washington Mutual              Common   939322103  2977       80210    x                      41390         38820
Wyeth                          Common   983024100    81        1590    x                        980          3370
Wyeth                          Common   983024100   141        2760                 x
Yum! Brands, Inc.              Common   988498101  2545       86998    x                      44778         42340
Yum! Brands, Inc.              Common   988498101     4         120                 x
Fifth Third Bancorp            Common   316773100   226        3391    x                                     3391